Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated per the SEC disclosure rules, and certain measures of Company performance for the fiscal years listed below. As permitted under the rules applicable to smaller reporting companies, we are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation
S-K.

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (4)	Net Income ($ in millions)
2025	$2,238,470	$666,305	$984,646	$536,035	$18.48	$(35.27)
2024	$2,084,873	$1,735,646	$888,091	$823,556	$83.15	$(42.93)

(1)
Mr. Hutton has served as the Principal Executive Officer (“PEO”) for the entirety of 2024 and 2025. Our other named executive officers (“NEOs”) for the applicable years were Robin Harper Cowie and Kieran O’Kane.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Hutton and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other named executive officers reported for the applicable year other than Mr. Hutton.

(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Hutton, and for the average of the other named executive officers, is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2023 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

	2025		2024
	Scott Hutton	Average Non-PEO NEOs	Scott Hutton	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,238,470	$984,646	$2,084,873	$888,091
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(881,286)	$(267,229)	$(1,271,161)	$(357,189)
Year-end fair value of unvested awards granted in the current year	$230,947	$70,029	$755,703	$230,890
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(936,529)	$(239,828)	$(201,625)	$(41,724)
Fair values at vest date for awards granted and vested in current year	$313,406	$63,183	$367,841	$104,043
Difference in fair values between prior year-end fair values and vest	$(298,673)	$(74,690)	$15	$(555)
Forfeitures during current year equal to prior year-end fair value	$(30)	$(76)	$0	$0
Dividends or dividend equivalents not otherwise included in total compensation	$0	$0	$0	$0
Total Adjustments for Equity Awards	$(690,879)	$(181,382)	$921,934	$292,654
Compensation Actually Paid (as calculated)	$666,305	$536,035	$1,735,646	$823,556

PEO Total Compensation Amount	$ 2,238,470	$ 2,084,873
PEO Actually Paid Compensation Amount	$ 666,305	1,735,646
Adjustment To PEO Compensation, Footnote

	2025		2024
	Scott Hutton	Average Non-PEO NEOs	Scott Hutton	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,238,470	$984,646	$2,084,873	$888,091
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(881,286)	$(267,229)	$(1,271,161)	$(357,189)
Year-end fair value of unvested awards granted in the current year	$230,947	$70,029	$755,703	$230,890
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(936,529)	$(239,828)	$(201,625)	$(41,724)
Fair values at vest date for awards granted and vested in current year	$313,406	$63,183	$367,841	$104,043
Difference in fair values between prior year-end fair values and vest	$(298,673)	$(74,690)	$15	$(555)
Forfeitures during current year equal to prior year-end fair value	$(30)	$(76)	$0	$0
Dividends or dividend equivalents not otherwise included in total compensation	$0	$0	$0	$0
Total Adjustments for Equity Awards	$(690,879)	$(181,382)	$921,934	$292,654
Compensation Actually Paid (as calculated)	$666,305	$536,035	$1,735,646	$823,556

Non-PEO NEO Average Total Compensation Amount	$ 984,646	888,091
Non-PEO NEO Average Compensation Actually Paid Amount	$ 536,035	823,556
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024
	Scott Hutton	Average Non-PEO NEOs	Scott Hutton	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,238,470	$984,646	$2,084,873	$888,091
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(881,286)	$(267,229)	$(1,271,161)	$(357,189)
Year-end fair value of unvested awards granted in the current year	$230,947	$70,029	$755,703	$230,890
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(936,529)	$(239,828)	$(201,625)	$(41,724)
Fair values at vest date for awards granted and vested in current year	$313,406	$63,183	$367,841	$104,043
Difference in fair values between prior year-end fair values and vest	$(298,673)	$(74,690)	$15	$(555)
Forfeitures during current year equal to prior year-end fair value	$(30)	$(76)	$0	$0
Dividends or dividend equivalents not otherwise included in total compensation	$0	$0	$0	$0
Total Adjustments for Equity Awards	$(690,879)	$(181,382)	$921,934	$292,654
Compensation Actually Paid (as calculated)	$666,305	$536,035	$1,735,646	$823,556

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Tabular List, Table
Relationship Between Pay and Performance
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

•	the Company’s cumulative Total Stockholder Return (“TSR”); and

•	the Company’s Net Income

Total Shareholder Return Amount	$ 18.48	83.15
Net Income (Loss)	$ (35,270,000)	(42,930,000)
PEO Name	Mr. Hutton
Measure:: 1
Pay vs Performance Disclosure
Name	the Company’s cumulative Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	the Company’s Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (881,286)	(1,271,161)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(690,879)	921,934
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,947	755,703
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(936,529)	(201,625)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,406	367,841
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(298,673)	15
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30)	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,229)	(357,189)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,382)	292,654
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,029	230,890
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,828)	(41,724)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,183	104,043
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,690)	(555)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0